Condensed Balance Sheets (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 23,634,536	$ 30,332,502
Other	9,863,743	8,573,997
Assets, Total	1,145,130,719	1,093,767,719
Liabilities and Stockholders’ Equity:
Subordinated debentures	10,310,000	10,310,000
Other	4,122,540	4,700,738
Liabilities and Equity	1,145,130,719	1,093,767,719
Parent Company [Member]
Assets:
Cash and cash equivalents	213,621	63,707
Investment in subsidiary bank	112,943,885	105,685,727
Investments in statutory trusts	310,000	310,000
Other	686,409	808,132
Assets, Total	114,153,915	106,867,566
Liabilities and Stockholders’ Equity:
Subordinated debentures	10,310,000	10,310,000
Other	407,825	341,982
Stockholders’ equity	103,436,090	96,215,584
Liabilities and Equity	$ 114,153,915	$ 106,867,566